Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000831259
Registrant Name	Freeport-McMoRan Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES